Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheet - Amendment 1 [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Sep. 30, 2020	Nov. 07, 2019
As Previously Reported in Form 10-K [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability
Common Stock Subject to Possible Redemption	125,957,664	126,056,624	125,680,303			115,562,660
Common Stock	383	382	382			401
Additional Paid-in Capital	4,620,755	4,521,796	4,898,117			5,000,221
Accumulated Deficit	378,866	477,832	101,502			(621)
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability	1,975,155	1,975,155	1,975,155			3,037,500
Common Stock Subject to Possible Redemption	(1,975,155)	(1,975,155)	(1,975,155)			(3,037,500)
Common Stock	20	20	20			31
Additional Paid-in Capital	(1,204,671)	(1,204,671)	(1,204,671)			19,915
Accumulated Deficit	1,204,651	1,204,651	1,204,651			(19,946)
As Restated in Form 10-K Amendment 1 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Warrant Liability	1,975,155	1,975,155	1,975,155			3,037,500
Common Stock Subject to Possible Redemption	123,982,509	124,081,469	123,705,148			112,525,160
Common Stock	403	402	402			432
Additional Paid-in Capital	3,416,084	3,317,125	3,693,446			5,020,136
Accumulated Deficit	1,583,517	1,682,483	1,306,153			(20,567)
As Previously Reported in Form 10-K Amendment 1 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock Subject to Possible Redemption	123,982,509	124,081,469	123,705,148	$ 121,831,059	$ 123,698,687	112,525,160
Common Stock	403	402	402	424	405	432
Additional Paid-in Capital	3,416,084	3,317,125	3,693,446	5,567,513	3,699,904	5,020,136
Accumulated Deficit	1,583,517	1,682,483	1,306,153	(567,927)	1,299,693	(20,567)
Total stockholders’ equity (deficit)	$ 5,000,004	$ 5,000,010	$ 5,000,001	$ 5,000,010	$ 5,000,002	$ 5,000,001
Number of shares subject to redemption (in Shares)	12,348,817	12,358,836	12,353,237	12,133,696	12,321,300	11,252,516
Sale of 13,001,552 Units, net of underwriting discount and offering expenses			$ 126,622,527
Initial value of common stock subject to redemption at IPO			(123,705,148)
Change in value of common stock subject to redemption	$ 98,960	$ (376,321)
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock Subject to Possible Redemption	6,553,480	6,452,799	6,492,214	$ 8,713,900	$ 6,829,335	$ 7,474,840
Common Stock	(66)	(65)	(65)	(87)	(68)	(75)
Additional Paid-in Capital	(3,416,084)	(3,317,125)	(3,693,446)	(5,567,513)	(3,699,904)	(5,020,136)
Accumulated Deficit	(3,137,330)	(3,135,609)	(2,798,703)	(3,146,300)	(3,129,363)	(2,454,629)
Total stockholders’ equity (deficit)	$ (6,553,480)	$ (6,452,799)	$ (6,492,214)	$ (8,713,900)	$ (6,829,335)	$ (7,474,840)
Number of shares subject to redemption (in Shares)	652,735	642,716	648,315	867,856	680,252	747,484
Sale of 13,001,552 Units, net of underwriting discount and offering expenses			$ (126,622,527)
Initial value of common stock subject to redemption at IPO			123,705,148
Accretion for common stock to redemption amount	$ (1,721)	$ (336,906)	(3,574,835)
Change in value of common stock subject to redemption	(98,960)	376,321
As Restated in Form 10-K Amendment 2 [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock Subject to Possible Redemption	130,535,989	130,534,268	130,197,362	$ 130,544,959	$ 130,528,022	$ 120,000,000
Common Stock	337	337	337	337	337	357
Accumulated Deficit	(1,553,813)	(1,453,126)	(1,492,550)	(3,714,227)	(1,829,670)	(2,475,196)
Total stockholders’ equity (deficit)	$ (1,553,476)	$ (1,452,789)	$ (1,492,513)	$ (3,713,890)	$ (1,829,333)	$ (2,474,839)
Number of shares subject to redemption (in Shares)	13,001,552	13,001,552	13,001,552	13,001,552	13,001,552	12,000,000
Accretion for common stock to redemption amount	$ (1,721)	$ (336,906)	$ (3,574,835)